Average Annual Total Returns - Davis Fundamental ETF Trust		12 Months Ended	60 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Davis Select U.S. Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent	12.46%	22.40%	13.35%
Davis Select U.S. Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.06%	22.13%	12.95%
Davis Select U.S. Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.20%	13.46%	10.62%
Davis Select International ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.31%	32.29%	5.77%
Davis Select International ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.05%	31.95%	5.49%
Davis Select International ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.04%	19.66%	4.55%
Davis Select Worldwide ETF
Prospectus [Line Items]
Average Annual Return, Percent	11.35%	30.45%	9.91%
Davis Select Worldwide ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.01%	30.09%	9.69%
Davis Select Worldwide ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.28%	18.49%	7.89%
Davis Select Financial ETF
Prospectus [Line Items]
Average Annual Return, Percent	12.64%	28.61%	17.71%
Davis Select Financial ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.04%	28.18%	17.07%
Davis Select Financial ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.28%	17.22%	14.22%
S&P 500 Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	14.97%	17.88%	14.42%
MSCI ACWI (All Country World Index) ex U.S. reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	32.39%	7.90%
MSCI ACWI (All Country World Index) reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	11.99%	22.34%	11.19%
S&P 500 Financials Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	12.03%	15.02%	15.26%